Financial Assets Measured At Fair Value Through Profit And Loss - Summary of Financial Assets Measured At Fair Value Through Profit And Loss (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss [Line Items]
At beginning of year		RM 1,309,134
At end of year	$ 16,422	72,295	1,309,134
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Detailed Information About Financial Assets At Fair Value Through Profit Or Loss [Line Items]
At beginning of year	297,361	1,309,134
Addition	2,319	10,211	1,309,134
SalesFairValueMeasurementAssets	(283,258)	(1,247,050)
At end of year	$ 16,422	RM 72,295	RM 1,309,134